                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                                DATED MAY 1, 1998

PORTFOLIO MERGERS

     On February 25, 1999, the Board of Trustees approved the following portfolio mergers:

Capital Growth Bond Trust         into             Investment Quality Bond Trust
Worldwide Growth Trust            into             Global Equity Trust

     The mergers are subject to the Trust obtaining an order from the Securities and Exchange Commission ("SEC") permitting the mergers. The Trust has filed an application for this order with the SEC. The proposal to merge these portfolios will be presented to shareholders of the Capital Growth Bond Trust and the Worldwide Growth Bond Trust at a meeting of shareholders to be held on April 27, 1999 subject to the Trust obtaining the SEC order by that date. If the merger is approved by shareholders, it is expected that the mergers will take place immediately after the close of business on April 30, 1999.

                                     * * * *

     On March 26, 1999, the Board of Trustees approved the following changes to the portfolios listed below:

CHANGES TO SUBADVISERS TO THE FOLLOWING PORTFOLIOS:


----------------------------------------- --------------------------------------- ------------------------------------
Portfolio                                 Current Subadviser                      New Subadviser
----------------------------------------- --------------------------------------- ------------------------------------

Conservative Asset Allocation Trust       Fidelity Management Trust Company       Capital Guardian Trust Company
Moderate Asset Allocation Trust           Fidelity Management Trust Company       Capital Guardian Trust Company
Growth Trust                              Founders Asset Management LLC           State Street Global Advisers
Small/Mid Cap Trust                       Fred Alger Management, Inc.             A I M Capital Management, Inc.
International Growth and Income Trust     J.P. Morgan Investment Management Inc.  Fidelity Management Trust Company
Global Government Bond Trust              Oechsle International Advisors, LLC     Pacific Investment Management
                                                                                  Company
Pilgrim Baxter Growth Trust               Pilgrim Baxter & Associates, Ltd.       A I M Capital Management, Inc.
Emerging Small Company Trust.             Warburg Pincus Asset Management, Inc.   Franklin Advisers, Inc.
----------------------------------------- --------------------------------------- ------------------------------------


     In connection with the subadviser changes listed above, the Board of Trustees also approved changing the name, the investment objective and/or the investment policies of these portfolios as follows:

     CONSERVATIVE ASSET ALLOCATION TRUST

New Name. Diversified Bond Trust

New Investment Objective and Policies. To seek high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

     MODERATE ASSET ALLOCATION TRUST

New Name. Income & Value Trust

New Investment Objective and Policies. To seek the balanced accomplishment of
(a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

     GROWTH TRUST

New Investment Policies. To seek long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater). (There is no proposed change in the investment objective of the Growth Trust.)

     SMALL/MID CAP TRUST

New Name. Mid Cap Growth Trust

New Investment Policies. To seek long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies. (There is no proposed change in the investment objective of the Small/Mid Cap Trust.)

     INTERNATIONAL GROWTH AND INCOME TRUST

New Name. Overseas Trust

New Investment Objective and Policies. To seek growth of capital. The subadviser normally invests at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs). The subadviser normally invests the portfolio's assets primarily in common stocks.

     GLOBAL GOVERNMENT BOND TRUST

New Name. Global Bond Trust

New Investment Objective and Policies. To seek to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the euro),and the U.S. dollar.

     PILGRIM BAXTER GROWTH TRUST

New Name. Aggressive Growth Trust

New Investment Objective and Policies. To seek long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


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     EMERGING SMALL COMPANY TRUST

New Investment Objective and Policies. To seek long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

OTHER PROPOSED CHANGES TO PORTFOLIOS OF THE TRUST

     EQUITY TRUST

Name Change. Mid Cap Blend Trust

     AGGRESSIVE ASSET ALLOCATION TRUST

New Name. Large Cap Growth Trust

New Investment Objective and Policies. To seek long-term growth of capital. The subadviser normally invests at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

     CHANGES TO ADVISORY FEES


Portfolio                           Current Advisory Fee   Proposed Advisory Fee

Fee Increases
-------------

Moderate Asset Allocation Trust          .75%                    .80%
Equity Trust                             .75%                    .85%
Aggressive Asset Allocation Trust        .75%                    .875%
Equity-Income Trust                      .80%                    .875%

Fee Decreases
-------------

Blue Chip Growth Trust                   .925%                   .875%
Pilgrim Baxter Growth Trust             1.05%                   1.00%
Small/Mid Cap Trust                     1.00%                    .95%


SHAREHOLDER APPROVAL OF CHANGES

     Certain of the changes listed above must be approved by shareholders of the applicable portfolio. The changes requiring shareholder approval are as follows:

*    all advisory fee increases, and

* changes to investment objectives for the Conservative Asset Allocation Trust, the Moderate Asset Allocation Trust, the Aggressive Asset Allocation Trust, the Emerging Small Company Trust, the Pilgrim Baxter Trust, the International Growth and Income Trust and the Global Government Bond Trust.

The Trustees have approved a shareholder meeting date of April 27, 1999 to consider these changes.


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
EFFECTIVE DATE OF CHANGES

The portfolio changes set forth above are expected to become effective May 1, 1999, subject to shareholder approval in the case of advisory fee increases and changes to investment objectives.

PORTFOLIO MANAGER CHANGES

     Global Equity Trust

     Richard Boon and Paul Boyne have joined Frances Campion, the lead portfolio manager, in the management of the Global Equity Trust. Biographical information regarding Richard Boon and Paul Boyne are set forth below:

     Richard Boon. Mr. Boon joined Morgan Stanley's Asset Management ("Morgan Stanley") Global Equity team in September 1995 and became a Principal in December 1998. In addition to portfolio management, his responsibilities include security analysis on North American and Australian equities. Prior to joining Morgan Stanley, he spent seven year in investment banking; working for Deutsche Bank as a member of their Equity Capital Markets Group; advising the UK Post Office on its proposed privatization; and with Ord Minnett Securities in their Mergers & Acquisitions division. He is a graduate of Cantebury and Victoria Universities, New Zealand.

     Paul Boyne. Paul Boyne joined Morgan Stanley in 1993 after working as a Chartered Accountant with Grant Thornton International in Dublin. At Morgan Stanley, he assists in the implementation of the Global Equity Program and the analysis of North American and Irish equities. He is currently completing a post-graduate degree with University College, Dublin. Mr. Boyne became a Principal in December 1998.

     Pacific Rim Emerging Markets

     Hugh Williams has replaced Emilia Panadero-Perez in managing the Pacific Rim Emerging Markets Trust. Stephen Hill and Richard James Cook continue to manage this Trust along with Hugh Williams. Biographical information regarding Hugh Williams is set forth below:

     Hugh Williams. Mr. Williams joined Manufacturers Adviser Corporation in 1998 and was appointed to permanent staff on January 1, 1999. He is responsible for equity portfolios in the Pacific Asia region, excluding Japan and Australia. Prior to joining MAC, Mr. Williams managed Asian and Australian portfolios for Prudential Portfolio Managers.




                 THE DATE OF THIS SUPPLEMENT IS MARCH 29, 1999.



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